SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Small Cap Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 95.0%

Commercial Services - 4.5%
Booz Allen Hamilton Holding Corp.	2,700	439,452
Brink’s Co.	1,825	211,043
Colliers International Group, Inc.	3,600	546,516
FTI Consulting, Inc. *	1,000	227,560

		1,424,571

Communications - 0.7%
Iridium Communications, Inc.	7,050	214,673

Consumer Durables - 1.4%
Century Communities, Inc.	2,175	223,982
National Presto Industries, Inc.	750	56,355
YETI Holdings, Inc. *	4,075	167,197

		447,534

Consumer Non-Durables - 1.4%
Crocs, Inc. *	1,700	246,177
Sensient Technologies Corp.	2,450	196,539

		442,716

Consumer Services - 2.0%
Nexstar Media Group, Inc.	2,650	438,177
Vail Resorts, Inc.	1,100	191,719

		629,896

Electronic Technology - 5.9%
Coherent Corp. *	2,450	217,830
Entegris, Inc.	991	111,517
MKS Instruments, Inc.	3,275	356,025
Monolithic Power Systems, Inc.	1,050	970,725
Power Integrations, Inc.	3,400	218,008

		1,874,105

Energy Minerals - 3.6%
Chord Energy Corp.	4,510	587,337
Northern Oil & Gas, Inc.	15,600	552,396

		1,139,733

Finance - 23.2%
Air Lease Corp.	8,175	370,246
Artisan Partners Asset Management, Inc.	5,350	231,762
Axis Capital Holdings, Ltd.	5,625	447,806
Broadstone Net Lease, Inc.	18,800	356,260
Cadence Bank	9,450	300,982
CareTrust REIT, Inc.	3,000	92,580
Carlyle Group, Inc.	8,075	347,710
CNO Financial Group, Inc.	14,000	491,400
CubeSmart	5,250	282,607
Essential Properties Realty Trust, Inc.	10,050	343,207
Evercore, Inc.	1,900	481,346
H&E Equipment Services, Inc.	8,100	394,308
HA Sustainable Infrastructure Capital, Inc.	4,825	166,318
Hanover Insurance Group, Inc.	2,900	429,519
Hercules Capital, Inc.	7,725	151,719
Horace Mann Educators Corp.	10,200	356,490
Janus Henderson Group, PLC	2,050	78,044
Mercury General Corp.	3,600	226,728
Old National Bancorp	20,675	385,795
Piper Sandler Cos.	1,450	411,525
Provident Financial Services, Inc.	16,100	298,816

Name of Issuer	Quantity	Fair Value ($)

Stifel Financial Corp.	5,300	497,670
Western Alliance Bancorp	2,100	181,629

		7,324,467

Health Services - 5.7%
Acadia Healthcare Co., Inc. *	3,675	233,031
Addus HomeCare Corp. *	3,825	508,840
Encompass Health Corp.	4,275	413,136
Patterson Cos., Inc.	7,325	159,978
Tenet Healthcare Corp. *	2,875	477,825

		1,792,810

Health Technology - 6.9%
AtriCure, Inc. *	12,500	350,500
Bio-Techne Corp.	2,650	211,814
Glaukos Corp. *	1,225	159,593
Intellia Therapeutics, Inc. *	8,675	178,271
Iovance Biotherapeutics, Inc. *	8,150	76,529
Lantheus Holdings, Inc. *	4,700	515,825
STERIS, PLC	975	236,476
Supernus Pharmaceuticals, Inc. *	5,600	174,608
Vericel Corp. *	6,750	285,188

		2,188,804

Industrial Services - 9.9%
Argan, Inc.	4,175	423,470
DT Midstream, Inc.	3,850	302,841
EMCOR Group, Inc.	1,850	796,480
KBR, Inc.	10,775	701,776
Kodiak Gas Services, Inc.	13,200	382,800
TechnipFMC, PLC	19,550	512,797

		3,120,164

Non-Energy Minerals - 3.8%
AZEK Co., Inc. *	5,700	266,760
Commercial Metals Co.	3,950	217,092
Eagle Materials, Inc.	2,075	596,874
MP Materials Corp. *	6,600	116,490

		1,197,216

Process Industries - 4.9%
Avient Corp.	2,125	106,930
Cabot Corp.	2,450	273,836
Huntsman Corp.	4,650	112,530
Olin Corp.	7,625	365,848
Silgan Holdings, Inc.	8,000	420,000
Stepan Co.	3,325	256,856

		1,536,000

Producer Manufacturing - 11.8%
AeroVironment, Inc. *	2,550	511,275
AGCO Corp.	1,350	132,111
AZZ, Inc.	3,650	301,527
Belden, Inc.	3,175	371,888
Carlisle Cos., Inc.	775	348,556
Crane Co.	3,275	518,367
Crane NXT Co.	3,275	183,727
Donaldson Co., Inc.	3,825	281,903
EnPro, Inc.	2,150	348,687
Hubbell, Inc.	850	364,097
Lincoln Electric Holdings, Inc.	1,075	206,421

SEPTEMBER 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Small Cap Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Regal Rexnord Corp.	1,042	172,847

		3,741,406

Retail Trade - 2.4%
Boot Barn Holdings, Inc. *	2,225	372,198
Casey’s General Stores, Inc.	1,025	385,103

		757,301

Technology Services - 3.1%
Altair Engineering, Inc. *	3,675	350,999
Globant SA *	2,625	520,118
nCino, Inc. *	3,100	97,929

		969,046

Transportation - 2.6%
Knight-Swift Transportation Holdings, Inc.	3,700	199,615
Marten Transport, Ltd.	8,450	149,565
TFI International, Inc.	3,475	475,693

		824,873

Utilities - 1.2%
Chesapeake Utilities Corp.	3,075	381,823

Total Common Stocks (cost: $19,145,276)		30,007,138

Short-Term Securities - 4.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost $1,539,669)	1,539,669	1,539,669

Total Investments in Securities - 99.9% (cost $20,684,945)		31,546,807

Other Assets and Liabilities, net - 0.1%		18,374

Net Assets - 100.0%		$31,565,181

*	Non-income producing security.

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	30,007,138	—	—	30,007,138
Short-Term Securities	1,539,669	—	—	1,539,669

Total:	31,546,807	—	—	31,546,807

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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